Document And Entity Information	Oct. 29, 2026
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Oct. 29, 2026
Entity Emerging Growth Company	false
Entity File Number	1-34522
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	74-2415696
Entity Address, Address Line One	405 Colorado Street, Suite 1800
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78701
Local Phone Number	437-2700
City Area Code	512
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Registrant Name	ASURE SOFTWARE, INC.
Entity Central Index Key	0000884144
Amendment Flag	false
Series A Preferred Stock
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Share Purchase Rights
No Trading Symbol Flag	true
Common Stock [Member]
Document Information [Line Items]
Trading Symbol	ASUR
Title of 12(b) Security	Common Stock, $0.01 par value
Security Exchange Name	NASDAQ